Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income per common share - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Class A [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income per common share [Line Items]
Allocation of net income	$ (693,266)	$ (2,277,814)		$ 3,931,205	$ (1,155,513)
Basic and diluted weighted average shares outstanding	17,250,000	17,250,000		17,250,000	16,291,667
Basic and diluted net income (loss) per share of common stock	$ (0.04)	$ (0.13)		$ 0.23	$ (0.07)	$ (0.02)
Class B [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income per common share [Line Items]
Allocation of net income	$ (173,317)	$ (569,453)		$ 982,801	$ (303,654)
Basic and diluted weighted average shares outstanding	4,312,500	4,312,500		4,312,500	4,281,250
Basic and diluted net income (loss) per share of common stock	$ (0.04)	$ (0.13)	$ 0	$ 0.23	$ (0.07)	$ (0.02)